Equity Method Investments	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Note 6 - Equity Method Investments
We hold a 51% equity ownership interest in Perfomex and Perfomex II, two Mexico-based joint ventures. We previously provided five jack-up rigs on bareboat charters to these joint ventures. These joint ventures previously provided dayrate drilling services to Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”), which both provide integrated well services to Petróleos Mexicanos (“Pemex”). Opex and Akal are wholly owned by Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”), a fully owned subsidiary of Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”). CME owns the remaining 49% interest in our joint ventures Perfomex and Perfomex II.
Effective January 1, 2024, Perfomex and Opex agreed to terminate the Drilling and Technical Services Agreements ("DTSAs") for the jack-up rigs "Grid" and "Gersemi" which triggered a termination fee payable by Opex to Perfomex of $14.0 million, or $7.0 million per Borr jack-up rig operated by Perfomex. Effective April 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Galar", "Odin" and "Njord" which triggered a further termination fee payable by Opex to Perfomex of $21.0 million, or $7.0 million per Borr jack-up rig. The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs "Grid", "Gersemi", "Galar", "Odin" and "Njord" with Irish Energy Drilling Assets, DAC ("Irco"). The new bareboat charter agreements were to remain in effect until December 31, 2025.
In addition, effective January 1, 2024, Perfomex entered into new Drilling, Operation and Management Agreements ("DO&M Agreements") with Perforadora Ircomex, S.A. DE C.V. ("Ircomex") to provide drilling, operations and management services for the Borr jack-up rigs "Grid" and "Gersemi", plus third-party owned jack-up rigs "CME I" and "CME II". Effective April 1, 2024, DO&M Agreements were also entered into by Borr Drilling Contracting S. de R.L. de C.V., a wholly owned subsidiary of the Company, with Ircomex, to provide drilling, operations and management services for the Borr jack-up rigs "Galar", "Odin" and "Njord". These DO&M Agreements are based on a cost-plus pricing model and remain in effect until December 31, 2025.
Irco and Ircomex will continue to provide the jack-up rigs "Grid","Gersemi","Galar", "Odin" and "Njord" and accompanying operational services to Opex, for Opex to service its integrated well services contract with Pemex.
Effective January 8, 2025, the Company received temporary suspension notices under the bareboat charter agreements held with Irco for the jack-up rigs "Grid, "Gersemi" and "Galar", following partial suspensions of performance under the integrated well services contract held between Opex and Pemex. During the suspension period, operating expenses incurred for these jack-up rigs were recharged to the Company. All three of these jack-up rigs recommenced operations during the three months ended June 30, 2025, and their respective bareboat charter agreements were extended by the duration of their suspension periods.
The following presents our investments in equity method investments as at June 30, 2025:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of December 31, 2024	9.1	5.4	14.5
Equity share in loss of investee	(2.0)	—	(2.0)
Balance as of June 30, 2025	7.1	5.4	12.5